STOCKHOLDERS' EQUITY (Details 4) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 11, 2022	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrants issued	710
Warrant [Member]
Outstanding at the beginning of the year			147,591	1,376,466	1,587,553
Weighted average exercise price, outstanding at the beginning of the year			$ 8.63	$ 8.18
Weighted average remaining contractual term (Years), outstanding			10 months 24 days	9 months 18 days	1 year 10 months 24 days	2 years
Aggregate intrinsic value, outstanding at the beginning of the year,			$ 0	$ 0
Warrants expired, forfeited, cancelled or exercised		(1,228,875)	(67,500)	(1,228,875)	(232,517)
Weighted average exercise price, warrants expired, forfeited, cancelled or exercised
Warrants issued				0	21,430
Weighted average exercise price, warrants issued					$ 7.70
Outstanding at the end of the year		147,591	80,091	147,591	1,376,466	1,587,553
Weighted average exercise price, outstanding at the ending of the year		$ 8.63	$ 8.53	$ 8.63	$ 8.18
Exercisable		147,591	80,091	147,591	1,376,466
Weighted average exercise price, exercisable		$ 8.63	$ 8.53	$ 8.63	$ 8.18
Weighted average remaining contractual term (Years), exercisable			10 months 24 days	9 months 18 days	1 year 10 months 24 days
Aggregate intrinsic value, exercisable		$ 0	$ 0	$ 0	$ 0
Aggregate intrinsic value, outstanding at the ending of the year		$ 0	$ 0	$ 0	$ 0